Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income/(loss)	$ 378,279	$ 236,998	$ 397,416
Non-cash items add/(deduct):
Depletion, depreciation and accretion	304,274	250,774	328,964
Asset impairment			301,171
Changes in fair value of derivative instruments	(124,266)	(6,184)	105,026
Deferred income tax expense/(recovery)	130,304	129,945	(234,847)
Foreign exchange (gain)/loss on debt and working capital	58,628	(42,623)	(40,634)
Share-based compensation	25,917	22,576	27,014
Translation of U.S. dollar cash held in Canada (gain)/loss	(19,630)	10,978
Gain on the divestment of assets		(78,400)	(559,235)
Gain on prepayment of senior notes			(19,270)
Asset retirement obligation expenditures	(11,263)	(12,907)	(8,390)
Changes in non-cash operating working capital	(3,459)	(35,032)	15,075
Cash flow from operating activities	738,784	476,125	312,290
Financing Activities
Proceeds from the issuance of shares (net of issue costs)	9,138		220,410
Dividends	(29,282)	(29,017)	(39,230)
Bank credit facility		(23,272)	(55,999)
Senior notes	(29,044)	(29,084)	(335,400)
Purchase of common shares under Normal Course Issuer Bid	(79,027)
Cash flow from/(used in) financing activities	(128,215)	(81,373)	(210,219)
Investing Activities
Capital and office expenditures	(604,110)	(459,152)	(260,083)
Property and land acquisitions	(18,009)	(13,276)	(126,126)
Property divestments	(919)	56,196	670,364
Cash flow from/(used in) investing activities	(623,038)	(416,232)	284,155
Effect of exchange rate changes on cash and cash equivalents	29,248	(25,277)	(419)
Change in cash and cash equivalents	16,779	(46,757)	385,807
Cash and cash equivalents, beginning of year	346,548	393,305	7,498
Cash and cash equivalents, end of year	$ 363,327	$ 346,548	$ 393,305